SCHEDULE OF FAIR VALUE OF MODIFICATION OF FOUNDER WARRANTS (Details) - $ / shares		12 Months Ended
	Mar. 20, 2026	Mar. 31, 2026
IfrsStatementLineItems [Line Items]
Dividend yield		0.00%
Modification Of Founder Warrants [Member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	3 years 2 months 8 days
Spot price	$ 0.55
Risk-free rate	3.91%
Dividend yield	0.00%
Volatility	36.33%